Equity Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Communication Services (10.7%)
* Facebook Inc. Class A	593,866	99,057
* Alphabet Inc. Class A	73,943	85,918
* Alphabet Inc. Class C	73,758	85,767
Verizon Communications Inc.	1,020,597	54,837
AT&T Inc.	1,802,696	52,549
Walt Disney Co.	444,798	42,968
Netflix Inc.	108,151	40,611
Comcast Corp. Class A	1,120,341	38,517
* Charter Communications Inc. Class A	38,694	16,883
* Activision Blizzard Inc.	189,587	11,277
* Electronic Arts Inc.	72,051	7,217
* T-Mobile US Inc.	78,116	6,554
* Twitter Inc.	191,588	4,705
* Take-Two Interactive Software Inc.	27,927	3,312
Omnicom Group Inc.	53,762	2,952
CenturyLink Inc.	242,538	2,294
Fox Corp. Class A	87,606	2,070
ViacomCBS Inc. Class B	133,393	1,869
* Live Nation Entertainment Inc.	34,780	1,581
Interpublic Group of Cos. Inc.	95,710	1,550
* Discovery Communications Inc. Class C	82,665	1,450
* DISH Network Corp. Class A	63,232	1,264
News Corp. Class A	110,023	987
Fox Corp. Class B	39,965	914
* Discovery Inc. Class A	38,804	754
News Corp. Class B	15,276	137
		567,994
Consumer Discretionary (9.7%)
* Amazon.com Inc.	102,776	200,384
Home Depot Inc.	269,198	50,262
McDonald's Corp.	185,848	30,730
NIKE Inc. Class B	307,500	25,443
Starbucks Corp.	291,448	19,160
Lowe's Cos. Inc.	189,159	16,277
TJX Cos. Inc.	299,277	14,308
* Booking Holdings Inc.	10,329	13,896
Target Corp.	125,057	11,627
Dollar General Corp.	62,835	9,489
Ross Stores Inc.	89,272	7,764
General Motors Co.	310,306	6,448
eBay Inc.	188,710	5,673
* O'Reilly Automotive Inc.	18,671	5,621
Yum! Brands Inc.	74,645	5,115

	Marriott International Inc. Class A	66,972	5,010
*	AutoZone Inc.	5,880	4,974
	Hilton Worldwide Holdings Inc.	69,639	4,752
	Ford Motor Co.	961,010	4,642
	VF Corp.	80,816	4,371
*	Dollar Tree Inc.	58,405	4,291
*	Chipotle Mexican Grill Inc. Class A	6,311	4,130
	Las Vegas Sands Corp.	83,399	3,542
	Tiffany & Co.	26,639	3,450
	Best Buy Co. Inc.	56,205	3,204
	Aptiv plc	62,994	3,102
	DR Horton Inc.	82,691	2,811
	Garmin Ltd.	35,684	2,675
	Lennar Corp. Class A	68,254	2,607
*	Ulta Beauty Inc.	14,134	2,483
	Tractor Supply Co.	29,156	2,465
	Genuine Parts Co.	35,894	2,417
	Hasbro Inc.	31,402	2,247
*	NVR Inc.	857	2,202
*	CarMax Inc.	40,661	2,189
	Expedia Group Inc.	34,486	1,940
	Darden Restaurants Inc.	30,260	1,648
	Advance Auto Parts Inc.	17,091	1,595
*	LKQ Corp.	75,639	1,551
	MGM Resorts International	127,119	1,500
	Wynn Resorts Ltd.	23,849	1,435
	PulteGroup Inc.	62,845	1,403
	Royal Caribbean Cruises Ltd.	42,439	1,365
	Whirlpool Corp.	15,585	1,337
	Carnival Corp.	98,878	1,302
	Newell Brands Inc.	94,141	1,250
	BorgWarner Inc.	51,039	1,244
*	Mohawk Industries Inc.	14,700	1,121
	Tapestry Inc.	68,365	885
	Leggett & Platt Inc.	32,621	870
	Ralph Lauren Corp.	12,341	825
	Harley-Davidson Inc.	37,809	716
	Hanesbrands Inc.	88,635	698
	PVH Corp.	18,169	684
	H&R Block Inc.	48,533	683
	L Brands Inc.	56,910	658
*	Norwegian Cruise Line Holdings Ltd.	52,135	571
	Kohl's Corp.	38,367	560
*,^	Under Armour Inc. Class A	47,364	436
^	Nordstrom Inc.	26,251	403
*	Capri Holdings Ltd.	37,158	401
*	Under Armour Inc. Class C	47,519	383
	Macy's Inc.	75,721	372
	Gap Inc.	52,142	367
	Lennar Corp. Class B	1,030	30
			517,994
Consumer Staples (7.8%)
	Procter & Gamble Co.	615,424	67,697
	Coca-Cola Co.	951,587	42,108
	PepsiCo Inc.	344,104	41,327
	Walmart Inc.	350,073	39,775
	Costco Wholesale Corp.	109,024	31,086

Philip Morris International Inc.	383,955	28,013
Altria Group Inc.	461,011	17,827
Mondelez International Inc. Class A	355,315	17,794
Colgate-Palmolive Co.	211,493	14,035
Kimberly-Clark Corp.	84,596	10,817
Estee Lauder Cos. Inc. Class A	54,925	8,752
Walgreens Boots Alliance Inc.	185,018	8,465
General Mills Inc.	149,145	7,870
Kroger Co.	197,914	5,961
Constellation Brands Inc. Class A	41,336	5,926
Sysco Corp.	125,920	5,746
Clorox Co.	30,969	5,365
* Monster Beverage Corp.	94,203	5,300
Hershey Co.	36,597	4,849
Archer-Daniels-Midland Co.	137,381	4,833
McCormick & Co. Inc.	30,492	4,306
Tyson Foods Inc. Class A	72,845	4,215
Church & Dwight Co. Inc.	60,550	3,886
Kraft Heinz Co.	153,685	3,802
Kellogg Co.	61,442	3,686
Conagra Brands Inc.	120,096	3,524
Hormel Foods Corp.	68,603	3,200
JM Smucker Co.	28,159	3,126
Brown-Forman Corp. Class B	45,016	2,499
Lamb Weston Holdings Inc.	36,046	2,058
Campbell Soup Co.	41,685	1,924
Molson Coors Beverage Co. Class B	46,297	1,806
Coty Inc. Class A	72,432	374
		411,952
Energy (2.6%)
Exxon Mobil Corp.	1,044,200	39,648
Chevron Corp.	466,643	33,813
ConocoPhillips	270,834	8,342
Kinder Morgan Inc.	480,777	6,692
Phillips 66	109,674	5,884
EOG Resources Inc.	143,601	5,158
Schlumberger Ltd.	341,697	4,610
Valero Energy Corp.	101,350	4,597
Williams Cos. Inc.	299,145	4,233
Marathon Petroleum Corp.	160,260	3,785
Pioneer Natural Resources Co.	40,898	2,869
Occidental Petroleum Corp.	220,525	2,554
ONEOK Inc.	101,710	2,218
Hess Corp.	63,942	2,129
Concho Resources Inc.	49,532	2,122
Cabot Oil & Gas Corp.	100,677	1,731
Baker Hughes Co.	160,403	1,684
Halliburton Co.	215,836	1,479
Diamondback Energy Inc.	39,923	1,046
National Oilwell Varco Inc.	95,580	940
HollyFrontier Corp.	36,813	902
Noble Energy Inc.	117,205	708
TechnipFMC plc	104,440	704
Devon Energy Corp.	94,833	655
Marathon Oil Corp.	196,019	645
Helmerich & Payne Inc.	26,575	416

Apache Corp.	92,146	385
		139,949
Financials (10.9%)
* Berkshire Hathaway Inc.	451,370	82,524
JPMorgan Chase & Co.	774,017	69,685
Bank of America Corp.	1,997,838	42,414
Wells Fargo & Co.	949,772	27,258
Citigroup Inc.	538,785	22,694
CME Group Inc.	88,434	15,291
S&P Global Inc.	60,313	14,780
American Express Co.	165,585	14,176
BlackRock Inc.	29,104	12,805
Chubb Ltd.	111,835	12,491
Goldman Sachs Group Inc.	78,644	12,157
US Bancorp	350,731	12,083
Intercontinental Exchange Inc.	137,413	11,096
Marsh & McLennan Cos. Inc.	124,533	10,767
Progressive Corp.	144,270	10,653
PNC Financial Services Group Inc.	108,125	10,350
Truist Financial Corp.	330,949	10,206
Morgan Stanley	287,411	9,772
Aon plc	57,780	9,536
Charles Schwab Corp.	282,130	9,485
Moody's Corp.	40,070	8,475
Allstate Corp.	79,939	7,333
Bank of New York Mellon Corp.	207,085	6,975
Travelers Cos. Inc.	63,687	6,327
Aflac Inc.	181,126	6,202
MSCI Inc. Class A	20,904	6,040
MetLife Inc.	192,910	5,897
Capital One Financial Corp.	114,939	5,795
* Berkshire Hathaway Inc. Class A	21	5,712
T. Rowe Price Group Inc.	57,666	5,631
Willis Towers Watson plc	31,727	5,389
American International Group Inc.	214,692	5,206
Prudential Financial Inc.	99,211	5,173
State Street Corp.	89,729	4,780
Northern Trust Corp.	52,283	3,945
Arthur J Gallagher & Co.	46,018	3,751
First Republic Bank	41,578	3,421
M&T Bank Corp.	32,560	3,368
Ameriprise Financial Inc.	31,264	3,204
Hartford Financial Services Group Inc.	88,928	3,134
MarketAxess Holdings Inc.	9,358	3,112
Cincinnati Financial Corp.	37,490	2,829
Discover Financial Services	77,368	2,760
Nasdaq Inc.	28,336	2,690
Fifth Third Bancorp	175,134	2,601
KeyCorp	242,890	2,519
Cboe Global Markets Inc.	27,395	2,445
Synchrony Financial	138,984	2,236
Loews Corp.	63,269	2,204
Regions Financial Corp.	238,050	2,135
Huntington Bancshares Inc.	254,845	2,092
Citizens Financial Group Inc.	107,265	2,018
Principal Financial Group Inc.	63,729	1,997
Everest Re Group Ltd.	10,045	1,933

Raymond James Financial Inc.	30,387	1,920
* SVB Financial Group	12,705	1,919
E*TRADE Financial Corp.	55,671	1,911
WR Berkley Corp.	35,780	1,867
Globe Life Inc.	24,574	1,769
Assurant Inc.	14,958	1,557
Lincoln National Corp.	49,081	1,292
People's United Financial Inc.	109,731	1,212
Franklin Resources Inc.	68,944	1,151
Zions Bancorp NA	42,149	1,128
Comerica Inc.	35,640	1,046
Invesco Ltd.	92,313	838
Unum Group	51,197	768
		577,930
Health Care (15.3%)
Johnson & Johnson	649,489	85,167
UnitedHealth Group Inc.	233,802	58,306
Merck & Co. Inc.	628,290	48,341
Pfizer Inc.	1,365,700	44,576
Abbott Laboratories	436,150	34,417
Bristol-Myers Squibb Co.	578,500	32,246
Medtronic plc	330,772	29,829
Amgen Inc.	146,631	29,726
Eli Lilly & Co.	208,506	28,924
Thermo Fisher Scientific Inc.	98,956	28,064
AbbVie Inc.	364,944	27,805
Gilead Sciences Inc.	312,206	23,341
Danaher Corp.	157,755	21,835
CVS Health Corp.	321,050	19,048
Cigna Corp.	92,157	16,328
Becton Dickinson and Co.	66,742	15,335
* Vertex Pharmaceuticals Inc.	63,459	15,100
Allergan plc	81,010	14,347
Anthem Inc.	62,574	14,207
* Intuitive Surgical Inc.	28,522	14,124
* Biogen Inc.	44,529	14,088
Zoetis Inc.	117,541	13,833
Stryker Corp.	79,458	13,229
* Boston Scientific Corp.	343,958	11,223
Humana Inc.	32,681	10,262
Baxter International Inc.	125,988	10,229
* Illumina Inc.	36,276	9,908
* Edwards Lifesciences Corp.	51,470	9,708
* Regeneron Pharmaceuticals Inc.	19,713	9,626
* Centene Corp.	144,072	8,559
HCA Healthcare Inc.	65,290	5,866
Agilent Technologies Inc.	76,365	5,469
McKesson Corp.	39,855	5,391
ResMed Inc.	35,481	5,226
Zimmer Biomet Holdings Inc.	50,759	5,131
* IDEXX Laboratories Inc.	21,169	5,128
* Alexion Pharmaceuticals Inc.	54,611	4,904
Cerner Corp.	77,512	4,882
* IQVIA Holdings Inc.	44,532	4,803
* Mettler-Toledo International Inc.	6,010	4,150
Cardinal Health Inc.	72,175	3,460
Cooper Cos. Inc.	12,231	3,372

Teleflex Inc.	11,424	3,346
AmerisourceBergen Corp. Class A	37,092	3,283
* Incyte Corp.	44,119	3,231
* Align Technology Inc.	17,699	3,079
* Laboratory Corp. of America Holdings	23,961	3,028
STERIS plc	20,935	2,930
* Waters Corp.	15,901	2,895
Quest Diagnostics Inc.	33,251	2,670
* Hologic Inc.	66,159	2,322
* Varian Medical Systems Inc.	22,470	2,307
Dentsply Sirona Inc.	54,872	2,131
PerkinElmer Inc.	27,409	2,063
Universal Health Services Inc. Class B	19,818	1,964
* Mylan NV	127,369	1,899
* Henry Schein Inc.	36,204	1,829
* DaVita Inc.	22,128	1,683
* ABIOMED Inc.	11,143	1,618
Perrigo Co. plc	33,589	1,615
		813,406
Industrials (8.2%)
Union Pacific Corp.	171,314	24,162
Honeywell International Inc.	176,329	23,591
Lockheed Martin Corp.	61,255	20,762
Boeing Co.	131,941	19,678
3M Co.	141,908	19,372
United Technologies Corp.	200,216	18,886
General Electric Co.	2,155,275	17,113
United Parcel Service Inc. Class B	172,925	16,155
Caterpillar Inc.	136,386	15,826
Northrop Grumman Corp.	38,678	11,702
CSX Corp.	191,898	10,996
Deere & Co.	77,703	10,735
Illinois Tool Works Inc.	72,178	10,258
L3Harris Technologies Inc.	54,551	9,826
Norfolk Southern Corp.	64,346	9,395
Raytheon Co.	68,722	9,013
Waste Management Inc.	96,302	8,914
Roper Technologies Inc.	25,676	8,006
Eaton Corp. plc	102,017	7,926
General Dynamics Corp.	57,828	7,651
FedEx Corp.	59,232	7,182
Emerson Electric Co.	150,324	7,163
IHS Markit Ltd.	98,949	5,937
Verisk Analytics Inc.	40,420	5,634
PACCAR Inc.	85,349	5,217
Johnson Controls International plc	190,269	5,130
Cummins Inc.	37,806	5,116
Trane Technologies plc	59,101	4,881
Fastenal Co.	141,518	4,422
Rockwell Automation Inc.	28,514	4,303
Southwest Airlines Co.	116,854	4,161
Parker-Hannifin Corp.	31,705	4,113
AMETEK Inc.	56,406	4,062
Delta Air Lines Inc.	142,027	4,052
Fortive Corp.	72,921	4,024
TransDigm Group Inc.	12,289	3,935
Republic Services Inc.	51,932	3,898

Stanley Black & Decker Inc.	37,514	3,751
Cintas Corp.	20,686	3,583
Equifax Inc.	29,874	3,568
* Copart Inc.	50,478	3,459
Kansas City Southern	24,461	3,111
Old Dominion Freight Line Inc.	23,639	3,103
Dover Corp.	35,851	3,009
Xylem Inc.	44,435	2,894
Expeditors International of Washington Inc.	42,055	2,806
WW Grainger Inc.	10,776	2,678
Jacobs Engineering Group Inc.	33,469	2,653
IDEX Corp.	18,765	2,592
Masco Corp.	70,200	2,427
CH Robinson Worldwide Inc.	33,357	2,208
Westinghouse Air Brake Technologies Corp.	44,827	2,158
Ingersoll Rand Inc.	85,392	2,118
Allegion plc	22,982	2,115
JB Hunt Transport Services Inc.	21,035	1,940
* United Rentals Inc.	18,549	1,909
Huntington Ingalls Industries Inc.	10,092	1,839
* United Airlines Holdings Inc.	53,688	1,694
Arconic Inc.	95,596	1,535
Textron Inc.	56,328	1,502
Fortune Brands Home & Security Inc.	34,337	1,485
Snap-on Inc.	13,536	1,473
AO Smith Corp.	33,867	1,281
Rollins Inc.	34,805	1,258
Pentair plc	41,538	1,236
^ American Airlines Group Inc.	96,278	1,174
Quanta Services Inc.	35,216	1,117
Nielsen Holdings plc	87,991	1,103
Robert Half International Inc.	29,075	1,098
Alaska Air Group Inc.	30,532	869
Flowserve Corp.	32,067	766
		434,709
Information Technology (25.3%)
Microsoft Corp.	1,882,627	296,909
Apple Inc.	1,030,704	262,098
Visa Inc. Class A	422,447	68,065
Intel Corp.	1,073,478	58,097
Mastercard Inc. Class A	219,076	52,920
Cisco Systems Inc.	1,046,861	41,152
NVIDIA Corp.	151,029	39,811
* Adobe Inc.	119,458	38,016
* salesforce.com Inc.	218,892	31,516
* PayPal Holdings Inc.	289,764	27,742
Oracle Corp.	534,622	25,838
Accenture plc Class A	156,717	25,586
International Business Machines Corp.	218,555	24,244
Broadcom Inc.	97,889	23,209
Texas Instruments Inc.	230,674	23,051
QUALCOMM Inc.	281,779	19,062
Fidelity National Information Services Inc.	151,668	18,449
Intuit Inc.	64,238	14,775
Automatic Data Processing Inc.	106,775	14,594
* Fiserv Inc.	140,935	13,387
* ServiceNow Inc.	46,543	13,338

* Advanced Micro Devices Inc.	288,651	13,128
* Micron Technology Inc.	273,198	11,491
Global Payments Inc.	74,170	10,698
Applied Materials Inc.	227,960	10,445
Lam Research Corp.	35,802	8,592
* Autodesk Inc.	54,300	8,476
Analog Devices Inc.	90,882	8,148
HP Inc.	365,638	6,347
Cognizant Technology Solutions Corp. Class A	135,113	6,279
Motorola Solutions Inc.	42,275	5,619
KLA Corp.	38,939	5,597
Amphenol Corp. Class A	73,128	5,330
TE Connectivity Ltd.	82,517	5,197
Paychex Inc.	78,608	4,946
* ANSYS Inc.	21,118	4,909
Xilinx Inc.	62,049	4,836
* Synopsys Inc.	37,096	4,778
* VeriSign Inc.	25,493	4,591
* Cadence Design Systems Inc.	69,240	4,573
Citrix Systems Inc.	28,381	4,017
Microchip Technology Inc.	58,975	3,999
* FleetCor Technologies Inc.	21,415	3,995
Corning Inc.	189,741	3,897
* Keysight Technologies Inc.	46,275	3,872
Skyworks Solutions Inc.	42,043	3,758
* Akamai Technologies Inc.	39,878	3,648
* Fortinet Inc.	35,031	3,544
CDW Corp.	35,446	3,306
Maxim Integrated Products Inc.	66,763	3,245
Hewlett Packard Enterprise Co.	319,463	3,102
Western Digital Corp.	73,426	3,056
Leidos Holdings Inc.	32,840	3,010
Jack Henry & Associates Inc.	18,989	2,948
Seagate Technology plc	57,096	2,786
* Arista Networks Inc.	13,407	2,716
Broadridge Financial Solutions Inc.	28,306	2,684
NortonLifeLock Inc.	141,674	2,651
* Zebra Technologies Corp.	13,326	2,447
* Paycom Software Inc.	12,108	2,446
NetApp Inc.	56,429	2,353
* Qorvo Inc.	28,665	2,311
* Gartner Inc.	22,075	2,198
Western Union Co.	103,722	1,880
* F5 Networks Inc.	14,993	1,599
Juniper Networks Inc.	82,541	1,580
FLIR Systems Inc.	33,194	1,059
* IPG Photonics Corp.	8,808	971
Xerox Holdings Corp.	46,148	874
DXC Technology Co.	63,461	828
Alliance Data Systems Corp.	10,044	338
		1,346,957
Materials (2.4%)
Linde plc	132,561	22,933
Air Products & Chemicals Inc.	54,391	10,857
Ecolab Inc.	61,882	9,643
Sherwin-Williams Co.	20,273	9,316
Newmont Corp.	202,314	9,161

DuPont de Nemours Inc.	182,799	6,233
Dow Inc.	182,980	5,350
Ball Corp.	80,713	5,219
PPG Industries Inc.	58,347	4,878
Corteva Inc.	184,671	4,340
Vulcan Materials Co.	32,656	3,529
Amcor plc	399,758	3,246
LyondellBasell Industries NV Class A	63,353	3,144
International Paper Co.	96,903	3,017
Martin Marietta Materials Inc.	15,432	2,920
Nucor Corp.	74,807	2,695
^ International Flavors & Fragrances Inc.	26,353	2,690
FMC Corp.	31,982	2,613
Freeport-McMoRan Inc.	358,645	2,421
Celanese Corp.	29,819	2,188
Avery Dennison Corp.	20,598	2,098
Packaging Corp. of America	23,340	2,027
Westrock Co.	63,598	1,797
Eastman Chemical Co.	33,546	1,563
Albemarle Corp.	26,172	1,475
CF Industries Holdings Inc.	53,688	1,460
Sealed Air Corp.	38,284	946
Mosaic Co.	86,728	938
		128,697
Real Estate (3.0%)
American Tower Corp.	109,306	23,801
Crown Castle International Corp.	102,601	14,816
Prologis Inc.	182,182	14,642
Equinix Inc.	21,044	13,143
Digital Realty Trust Inc.	64,865	9,010
SBA Communications Corp.	27,787	7,502
Public Storage	37,064	7,361
Equity Residential	86,120	5,314
AvalonBay Communities Inc.	34,461	5,072
Welltower Inc.	100,128	4,584
Realty Income Corp.	84,560	4,216
Simon Property Group Inc.	75,726	4,154
Alexandria Real Estate Equities Inc.	30,250	4,146
Essex Property Trust Inc.	16,304	3,591
Boston Properties Inc.	35,481	3,272
Weyerhaeuser Co.	183,878	3,117
* CBRE Group Inc. Class A	82,603	3,115
Extra Space Storage Inc.	31,963	3,061
Duke Realty Corp.	90,772	2,939
Healthpeak Properties Inc.	122,117	2,913
Mid-America Apartment Communities Inc.	28,142	2,900
UDR Inc.	72,381	2,645
Ventas Inc.	91,980	2,465
Host Hotels & Resorts Inc.	176,946	1,954
Iron Mountain Inc.	70,748	1,684
Regency Centers Corp.	41,332	1,588
Vornado Realty Trust	39,092	1,416
Federal Realty Investment Trust	17,348	1,294
Apartment Investment & Management Co.	36,780	1,293
Kimco Realty Corp.	104,470	1,010

	SL Green Realty Corp.			20,194	870
					158,888
Utilities (3.6%)
	NextEra Energy Inc.			120,621	29,024
	Dominion Energy Inc.			203,127	14,664
	Duke Energy Corp.			179,907	14,551
	Southern Co.			258,810	14,012
	American Electric Power Co. Inc.			121,897	9,749
	Exelon Corp.			239,891	8,830
	Sempra Energy			69,570	7,861
	Xcel Energy Inc.			129,393	7,802
	WEC Energy Group Inc.			77,847	6,861
	Consolidated Edison Inc.			82,034	6,399
	Eversource Energy			79,892	6,248
	Public Service Enterprise Group Inc.			124,810	5,605
	FirstEnergy Corp.			133,318	5,342
	American Water Works Co. Inc.			44,611	5,334
	Edison International			88,495	4,849
	PPL Corp.			189,485	4,676
	Entergy Corp.			49,133	4,617
	DTE Energy Co.			47,408	4,502
	Ameren Corp.			60,713	4,422
	CMS Energy Corp.			70,047	4,115
	Evergy Inc.			56,238	3,096
	Atmos Energy Corp.			29,463	2,924
	Alliant Energy Corp.			59,320	2,865
	NiSource Inc.			92,169	2,301
	AES Corp.			163,834	2,228
	Pinnacle West Capital Corp.			27,731	2,102
	CenterPoint Energy Inc.			123,776	1,912
	NRG Energy Inc.			62,088	1,693
					188,584
Total Common Stocks (Cost $3,893,289)					5,287,060
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
1,2 Vanguard Market Liquidity Fund		0.943%		420,386	41,988
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	0.087%	9/24/20	1,000	999
3	United States Treasury Bill	1.527%–1.541%	4/30/20	1,470	1,470
					2,469
Total Temporary Cash Investments (Cost $44,515)					44,457
Total Investments (100.3%) (Cost $3,937,804)					5,331,517
Other Assets and Liabilities-Net (-0.3%)[2]					(16,867)
Net Assets (100%)					5,314,650
Cost rounded to $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,479,000.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 Collateral of $1,596,000 was received for securities on loan.

3 Securities with a value of $2,192,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	200	25,697	1,337

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,287,060	—	—	5,287,060
Temporary Cash Investments	41,988	2,469	—	44,457
Total	5,329,048	2,469	—	5,331,517
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	376	—	—	376
1 Represents variation margin on the last day of the reporting period.